Loans Receivable, Part I (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mortgage Loans [Abstract]
Loans receivable	$ 1,124,937,000		$ 1,133,672,000	$ 1,216,664,000
Loans receivable, net	1,124,937,000		1,133,672,000	1,216,664,000
Percentage of total loans receivable secured by residential real estate (in hundredths)	88.50%		89.20%
Mortgage loans receivable located outside the state of Wisconsin	79,000,000		81,100,000
Percentage of total mortgage loans located outside of the state of Wisconsin (in hundredths)	7.00%		7.20%
Loans originated for sale	430,108,000	326,882,000	1,749,426,000	1,027,346,000	1,084,362,000
Proceeds on sales of loans originated for sale	479,549,000	339,428,000	1,794,268,000	1,072,863,000	1,068,746,000
Mortgage banking income	21,988,000	14,201,000	87,375,000	39,845,000	35,465,000
Loans sold on a servicing retained basis	787,600,000		635,800,000	29,900,000
Loans receivable pledged as collateral	818,200,000		801,600,000	715,700,000
Advances by Federal Home Loan Bank	350,000,000		350,000,000	350,000,000
One-to Four-family [Member]
Mortgage Loans [Abstract]
Loans receivable	445,243,000		460,821,000	496,736,000
Loans receivable, net	445,243,000		460,821,000	496,736,000
Over Four-Family [Member]
Mortgage Loans [Abstract]
Loans receivable	514,566,000		514,363,000	552,240,000
Loans receivable, net	514,566,000		514,363,000	552,240,000
Home Equity [Member]
Mortgage Loans [Abstract]
Loans receivable	35,949,000		36,494,000	38,599,000
Loans receivable, net	35,949,000		36,494,000	38,599,000
Construction and Land [Member]
Mortgage Loans [Abstract]
Loans receivable	33,249,000		33,818,000	39,528,000
Loans receivable, net	33,249,000		33,818,000	39,528,000
Commercial Real Estate [Member]
Mortgage Loans [Abstract]
Loans receivable	76,759,000		65,495,000	65,434,000
Loans receivable, net	76,759,000		65,495,000	65,434,000
Consumer [Member]
Mortgage Loans [Abstract]
Loans receivable	128,000		132,000	109,000
Loans receivable, net	128,000		132,000	109,000
Commercial Loans [Member]
Mortgage Loans [Abstract]
Loans receivable	19,043,000		22,549,000	24,018,000
Loans receivable, net	$ 19,043,000		$ 22,549,000	$ 24,018,000